Property, Plant and Equipment (table)	12 Months Ended
Dec. 31, 2011
Property Plant And Equipment Abstract
Property, Plant and Equipment Table

	Estimated	December 31,
thousands	Useful Life	2011	2010

Land	n/a	$364	$364
Gathering systems	5 to 47 years	2,437,152	2,102,219
Pipelines and equipment	15 to 45 years	90,883	89,778
Assets under construction	n/a	104,687	44,388
Other	3 to 25 years	4,927	3,059
Total property, plant and equipment		2,638,013	2,239,808
Accumulated depreciation		585,789	486,046
Net property, plant and equipment		$2,052,224	$1,753,762